Digital Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
ETH [Member]
Digital Assets [Line Items]
Recognized an increase in fair value of ETH	$ 2,238,700	$ 1,721,900
Investment income	24,600
Ethereum fair value shares (in Shares)		3,122.48		334.13
Fair value price per unit (in Dollars per share)		$ 2,281.32		$ 1,196.77
Cumulative adjustment			$ 30,600
Impairment loss				$ 70,600
USDT [Member]
Digital Assets [Line Items]
Digital asset		$ 573,400
Fair value of USDT	$ 1